Note Income taxes (Net operating loss carryfowards) (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	$ 1,163,583
Expires 2018
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	5,116
Expires 2019
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	1,080
Expires 2021
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	108
Expires 2022
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	2,071
Expires 2023
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	1,444
Expires 2024
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	9,548
Expires 2025
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	14,057
Expires 2026
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	13,359
Expires 2027
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	42,062
Expires 2028
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	504,976
Expires 2029
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	170,691
Expires 2030
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	171,897
Expires 2031
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	134,106
Expires 2032
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	25,043
Expires 2033
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	1,757
Expires 2034
Operating Loss Carryforwards [Line Items]
Net operating loss and other carryforward available	$ 66,268